Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instruments
Total	$ 565,000	$ 575,000
Less current portion	20,000	20,000
Long-term portion	545,000	555,000
$340.0 Million Credit Suisse credit facility | Pegasus-Lance-Seacrown-Fareastern
Debt Instruments
Long-term debt	315,000	325,000
$250.0 million Senior Unsecured Notes
Debt Instruments
Senior Unsecured Notes	250,000
$250.0 million Senior Unsecured Notes | Dynagas LNG Partners LP - Dynagas Finance Inc.
Debt Instruments
Senior Unsecured Notes	$ 250,000	$ 250,000